Cover	Jan. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 28, 2026
Entity Registrant Name	FAIR ISAAC CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11689
Entity Tax Identification Number	94-1499887
Entity Address, Address Line One	5 West Mendenhall, Suite 105
Entity Address, City or Town	Bozeman,
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59715
City Area Code	406
Local Phone Number	982-7276
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	FICO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000814547
Amendment Flag	false